Taxation - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%	19.25%	19.25%	20.00%
Bank corporation tax surcharge	8.00%	8.00%			8.00%
Effective tax rate	28.50%	28.50%	30.90%	30.90%	31.20%
Unrecognised capital losses carried forward	£ 0		£ 0
Net operating losses carried forward | $		$ 0		$ 76
Banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	27.00%	27.00%	27.25%	27.25%
Non-banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%	19.25%	19.25%
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Income Tax Expense Benefits [line items]
Recognised capital losses carried forward	£ 17		£ 21
Finance (No.2) Act 2015 [member] | Top of Range [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	20.00%	20.00%
Finance (No.2) Act 2015 [member] | Top of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	18.00%	18.00%
Finance (No.2) Act 2015 [member] | Bottom of Range [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%
Finance (No.2) Act 2016 [member] | Bottom of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	17.00%	17.00%